Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 67
2024	62
Total remaining lease payments	129
Less: imputed interest	(9)
Total operating lease liabilities	120	$ 170
Less: current portion	(60)
Operating lease liabilities, non-current	$ 60	$ 126
Weighted-average remaining lease term (in years)	1 year 9 months 18 days
Weighted-average discount rate	8.00%